Intangible assets	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Intangible assets
8. Intangible assets

Acquired development programs
Cost
At January 1, 2023	33,005

Additions	1,166

At June 30, 2023	34,172

Accumulated revision to estimated value
At January 1, 2023	(8,889)
Revision to estimated value	(300)

At June 30, 2023	(9,189)

Accumulated amortization
At January 1, 2023	—
Amortization for the period	(138)

At June 30, 2023	(138)

Net book value
At January 1, 2023	24,116

At June 30, 2023	24,845

On February 3, 2023, the Company’s wholly-owned subsidiary Mereo BioPharma 3 Limited, Ultragenyx, UCB Pharma SA (“UCB”) and Amgen Inc. (“Amgen”) entered into a non-exclusive worldwide, royalty-free license (the “UCB/Amgen License”) to research, develop, and commercialize setrusumab in osteogenesis imperfecta (“OI”) under certain UCB/Amgen-owned patent rights related to anti-sclerostin compounds and their uses. An intangible asset of £
1.2

million was recognized in the period reflecting payments under the agreement that are not contingent. A corresponding liability of £
0.6
million and a provision of

£0.6

million for contingent consideration payable was also recognized (see Note 10). The license is amortized on a straight-line basis over its useful economic life. During the six months ended June 30, 2023, amortization expense of £
0.1 million (
2022:
£nil)
has been recorded within “Administrative expenses” in the condensed consolidated statement of comprehensive (loss)/income.
The present value of the provision for deferred contingent cash consideration relating to the agreement with AstraZeneca was reviewed as of June 30, 2023 (see Note 10). The decrease in the present value due to changes in timelines or probability of contractual milestones being achieved was £0.3 million (2022: £
0.4
 million) and was recognized as a reduction of the intangible asset.
During the period the Company did
not revise the value of any other intangible assets (2022: £nil
). With the exception of the UCB/Amgen License which is amortized, the intangible assets remain under development and no amortization charge has been recognized.